Note 16 - Borrowings (Details Textual)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Total current borrowings and current portion of non-current borrowings	$ 4,031,324			$ 2,946,150
Total borrowings	$ 4,222,346			6,799,041
Term loan [member]
Statement Line Items [Line Items]
Notional amount		$ 7,750,000
Borrowings, interest rate basis at period end	7.50%	7.50%	7.50%
Total current borrowings and current portion of non-current borrowings	$ 3,790,572			2,478,838
Term loan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	3.85%	3.85%	3.85%
Term loan [member] | Prime rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	0.60%	0.60%	0.60%
International loans [member]
Statement Line Items [Line Items]
Total current borrowings and current portion of non-current borrowings	$ 240,752			467,312
Total borrowings	$ 416,736		€ 288,239	867,931	€ 602,673
International loans [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.75%	1.75%	1.75%
International loans [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	2.53%	2.53%	2.53%
Revolving line of credit [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.75%	1.75%	1.75%
Total borrowings	$ 15,038		€ 10,401	$ 14,154	€ 10,628
Revolving line of credit [member] | Euribor rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	1.95%	1.95%	1.95%